Vest U.S. Large Cap 20% Buffer Strategies Fund

Schedule of Investments

July 31, 2024 (unaudited)

105.24%	OPTIONS PURCHASED
		Number of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date	Value

103.50%	CALL
	SPDR S&P 500 ETF Trust	673	37,069,513	0.02	02/19/2025	36,960,946
	SPDR S&P 500 ETF Trust	814	44,835,934	0.02	04/21/2027	44,173,992
	SPDR S&P 500 ETF Trust	397	21,867,157	0.02	07/21/2027	21,517,816
	SPDR S&P 500 ETF Trust	216	11,897,496	0.02	02/18/2026	11,791,531
						114,444,285
1.74%	PUT
	SPDR S&P 500 ETF Trust	175	9,639,175	497.2	02/19/2025	140,731
	SPDR S&P 500 ETF Trust	175	9,639,175	520.47	03/19/2025	223,021
	SPDR S&P 500 ETF Trust	175	9,639,175	500.54	04/16/2025	204,981
	SPDR S&P 500 ETF Trust	175	9,639,175	529.77	05/21/2025	302,071
	SPDR S&P 500 ETF Trust	175	9,639,175	548.48	06/18/2025	405,111
	SPDR S&P 500 ETF Trust	175	9,639,175	556.93	07/16/2025	460,747
	SPDR S&P 500 ETF Trust	175	9,639,175	439.63	08/21/2024	1,964
	SPDR S&P 500 ETF Trust	175	9,639,175	438.63	09/18/2024	7,051
	SPDR S&P 500 ETF Trust	175	9,639,175	430.2	10/16/2024	13,260
	SPDR S&P 500 ETF Trust	175	9,639,175	449.67	11/20/2024	31,984
	SPDR S&P 500 ETF Trust	175	9,639,175	468.25	12/18/2024	59,434
	SPDR S&P 500 ETF Trust	175	9,639,175	472.28	01/15/2025	76,644
						1,926,999
105.24%	TOTAL OPTIONS PURCHASED					116,371,284
1.89%	MONEY MARKET FUND
	Federated Treasury Obligations Fund 5.200%(B)			2,098,264		2,098,264
107.13%	TOTAL INVESTMENTS					118,469,548
(7.13%)	Liabilities in excess of other assets					(7,888,738)
100.00%	NET ASSETS					$110,580,810

(A)Non-income producing

(B)Effective 7 day yield as of July 31,2024

Vest U.S. Large Cap 20% Buffer Strategies Fund

Schedule of Investments

July 31, 2024 (unaudited)

SHORT INVESTMENTS
	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value

(7.33%) OPTIONS WRITTEN
(6.94%) CALL
SPDR S&P 500 ETF Trust	175	(9,639,175)	557.37	02/19/2025 $	(474,884)
SPDR S&P 500 ETF Trust	175	(9,639,175)	582.72	03/19/2025	(282,812)
SPDR S&P 500 ETF Trust	175	(9,639,175)	560.42	04/16/2025	(507,074)
SPDR S&P 500 ETF Trust	175	(9,639,175)	592.08	05/21/2025	(300,736)
SPDR S&P 500 ETF Trust	175	(9,639,175)	612.54	06/18/2025	(198,182)
SPDR S&P 500 ETF Trust	175	(9,639,175)	619.31	07/16/2025	(183,068)
SPDR S&P 500 ETF Trust	175	(9,639,175)	497.88	08/21/2024	(957,594)
SPDR S&P 500 ETF Trust	175	(9,639,175)	494.16	09/18/2024	(1,074,487)
SPDR S&P 500 ETF Trust	175	(9,639,175)	496.06	10/16/2024	(1,080,838)
SPDR S&P 500 ETF Trust	175	(9,639,175)	507.37	11/20/2024	(974,936)
SPDR S&P 500 ETF Trust	175	(9,639,175)	522.47	12/18/2024	(809,949)
SPDR S&P 500 ETF Trust	175	(9,639,175)	524.23	01/15/2025	(828,808)
					(7,673,368)
(0.39%) PUT
SPDR S&P 500 ETF Trust	175	(9,639,175)	397.77	02/19/2025	(29,961)
SPDR S&P 500 ETF Trust	175	(9,639,175)	416.38	03/19/2025	(43,430)
SPDR S&P 500 ETF Trust	175	(9,639,175)	400.44	04/16/2025	(46,566)
SPDR S&P 500 ETF Trust	175	(9,639,175)	423.82	05/21/2025	(65,497)
SPDR S&P 500 ETF Trust	175	(9,639,175)	438.78	06/18/2025	(89,659)
SPDR S&P 500 ETF Trust	175	(9,639,175)	445.55	07/16/2025	(104,339)
SPDR S&P 500 ETF Trust	175	(9,639,175)	351.7	08/21/2024	(223)
SPDR S&P 500 ETF Trust	175	(9,639,175)	350.9	09/18/2024	(1,879)
SPDR S&P 500 ETF Trust	175	(9,639,175)	344.16	10/16/2024	(4,230)
SPDR S&P 500 ETF Trust	175	(9,639,175)	359.74	11/20/2024	(8,895)
SPDR S&P 500 ETF Trust	175	(9,639,175)	374.6	12/18/2024	(14,645)

Vest U.S. Large Cap 20% Buffer Strategies Fund

Schedule of Investments

July 31, 2024 (unaudited)

OPTIONS WRITTEN Continued
	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value

SPDR S&P 500 ETF Trust	175	(9,639,175)	377.82	01/15/2025 $	(18,927)
					(428,251)
(7.33%) TOTAL OPTIONS WRITTEN					(8,101,619)

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurementsfor disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of July 31, 2024:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
OPTIONS PURCHASED	$116,371,284			$116,371,284
MONEY MARKET FUND	$2,098,264			$2,098,264
TOTAL INVESTMENTS	$118,469,548			$118,469,548

OPTIONS WRITTEN		$ (8,101,619)		$(8,101,619)
The cost of investments for Federal income tax purposes has been estimated a/o July 31, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $100,055,535, and the related net unrealized appreciation (depreciation) consists of:
		Gross unrealized appreciation		$16,430,371
		Gross unrealized depreciation		(6,117,977)
		Net unrealized appreciation		$10,312,394